Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
LEO [Member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Recognized Revenue	$ 1,118
LEO [Member] | Not later than one year [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Recognized Revenue	359
LEO [Member] | Later than one year and not later than two years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Recognized Revenue	234
LEO [Member] | Later than two years and not later than three years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Recognized Revenue	163
LEO [Member] | Later than three years and not later than four years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Recognized Revenue	98
LEO [Member] | Later than four years and not later than five years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Recognized Revenue	79
LEO [Member] | Later than five years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Recognized Revenue	185
Expected undiscounted contractual cash flows [Member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Lease Liabilities	46,072
Expected undiscounted contractual cash flows [Member] | Not later than one year [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Lease Liabilities	3,430
Expected undiscounted contractual cash flows [Member] | Later than one year and not later than two years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Lease Liabilities	3,519
Expected undiscounted contractual cash flows [Member] | Later than two years and not later than three years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Lease Liabilities	3,451
Expected undiscounted contractual cash flows [Member] | Later than three years and not later than four years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Lease Liabilities	3,500
Expected undiscounted contractual cash flows [Member] | Later than four years and not later than five years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Lease Liabilities	3,551
Expected undiscounted contractual cash flows [Member] | Later than five years [member]
Other Long-Term Liabilities - Schedule of Expects the Backlog Revenue Recognized and Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) [Line Items]
Lease Liabilities	$ 28,621